UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: June 30, 2006

Check here if Amendment / /; Amendment Number:________

    This Amendment (Check only one.):   / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Scepter Holdings, Inc.
Address: c/o Q, 301 Commerce Street, Suite 3200, Fort Worth, Texas 76102

Form 13F File Number: 28-10108

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Brandon Teague
Title: Director of Trading
Phone: 972-237-2922

Signature, Place, and Date of Signing:

       /s/ Brandon Teague            Fort Worth, Texas         August 4, 2006
       --------------------------   ---------------------  ---------------------
       [Signature]                     [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 2

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $1,051,721 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.               Form 13F File Number      Name
    1                 28-10109                  Amalgamated Gadget, L.P.
    2                 28-10277                  Geoffrey Raynor

                           FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2          COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7      COLUMN 8

                                                                      Shares or
                                                  CUSIP     Value     Principal   SH/  Put/ Investment   Other   Voting Authority
Name of Issuer                Title of Class     Number    (X$1000)    Amount     PRN  Call Discretion  Managers Sole   Shared  None
--------------                --------------     ------    --------    ------     ---  ----  ---------  -------- ----  ------ ----
AMR CORP                      COM               001765106     636         25,000   SH        DEFINED    1, 2      25,000
AMR CORP                      NOTE 4.250% 9/2   001765BA3 136,240     85,350,000  PRN        DEFINED    1, 2  85,350,000
AMR CORP                      NOTE 4.500% 2/1   001765BB1  31,097     23,250,000  PRN        DEFINED    1, 2  23,250,000
ACTIVISION INC NEW            COM NEW           004930202     687         60,355   SH        DEFINED    1, 2      60,355
ADOBE SYS INC                 COM               00724F101     491         16,177   SH        DEFINED    1, 2      16,177
ALLIANCE DATA SYSTEMS CORP    COM               018581108   1,629         27,689   SH        DEFINED    1, 2      27,689
AMDOCS LTD                    ORD               G02602103     632         17,264   SH        DEFINED    1, 2      17,264
AMERICAN TOWER CORP           NOTE 5.000% 2/1   029912AF9  28,784     29,075,000  PRN        DEFINED    1, 2  29,075,000
AMGEN INC                     NOTE 3/0          031162AL4   9,142     12,500,000  PRN        DEFINED    1, 2  12,500,000
AMPHENOL CORP NEW             CL A              032095101     866         15,479   SH        DEFINED    1, 2      15,479
ANNALY MTG MGMT INC           COM               035710409     320         25,000   SH        DEFINED    1, 2      25,000
ANTHRACITE CAP INC            COM               037023108     304         25,000   SH        DEFINED    1, 2      25,000
APACHE CORP                   COM               037411105   4,709         69,000   SH        DEFINED    1, 2      69,000
ARCH COAL INC                 COM               039380100   2,119         50,000   SH        DEFINED    1, 2      50,000
ASPEN INSURANCE HOLDINGS LTD  SHS               G05384105   1,630         70,000   SH        DEFINED    1, 2      70,000
ASTORIA FINL CORP             COM               046265104   1,766         58,000   SH        DEFINED    1, 2      58,000
AVID TECHNOLOGY INC           COM               05367P100     940         28,211   SH        DEFINED    1, 2      28,211
AXIS CAPITAL HOLDINGS         SHS               G0692U109   2,492         87,100   SH        DEFINED    1, 2      87,100
BALLY TOTAL FITNESS HLDG COR  COM               05873K108     588         86,666   SH        DEFINED    1, 2      86,666
BANK NEW YORK INC             COM               064057102     908         28,200   SH        DEFINED    1, 2      28,200
BRITISH AWYS PLC              ADR 2ND INSTAL    110419306     819         12,900   SH        DEFINED    1, 2      12,900
CENTRAL GARDEN & PET CO       COM               153527106     387          8,986   SH        DEFINED    1, 2       8,986
CHARTER COMMUNICATIONS INC D  CL A              16117M107     934        826,400   SH        DEFINED    1, 2     826,400
CHEMTURA CORP                 COM               163893100     796         85,231   SH        DEFINED    1, 2      85,231
CHESAPEAKE ENERGY CORP        COM               165167107   7,741        255,900   SH        DEFINED    1, 2     255,900
CITIGROUP INC                 COM               172967101   1,013         21,000   SH        DEFINED    1, 2      21,000
COMSYS IT PARTNERS INC        COM               20581E104  28,380      1,876,991   SH        DEFINED    1, 2   1,876,991
CONEXANT SYSTEMS INC          COM               207142100   2,500      1,000,000   SH        DEFINED    1, 2   1,000,000
CONOCOPHILLIPS                COM               20825C104     983         15,000   SH        DEFINED    1, 2      15,000
CONTINENTAL AIRLS INC         CL B              210795308   4,029        135,200   SH        DEFINED    1, 2     135,200
CONVERIUM HLDG AG             SPONSORED ADR     21248N107   1,767        320,650   SH        DEFINED    1, 2     320,650
DENNYS CORP                   COM               24869P104     375        101,695   SH        DEFINED    1, 2     101,695
DEVON ENERGY CORP NEW         COM               25179M103     791         13,100   SH        DEFINED    1, 2      13,100
EOG RES INC                   COM               26875P101   1,734         25,000   SH        DEFINED    1, 2      25,000
ENDURANCE SPECIALTY HLDGS LT  SHS               G30397106   1,680         52,500   SH        DEFINED    1, 2      52,500
EXIDE TECHNOLOGIES            *W EXP 99/99/999  302051123       3         14,703   SH        DEFINED    1, 2      14,703
FTI CONSULTING INC            COM               302941109     380         14,190   SH        DEFINED    1, 2      14,190
FIRST DATA CORP               COM               319963104   1,297         28,800   SH        DEFINED    1, 2      28,800
FORD MTR CO DEL               COM PAR $0.01     345370860   1,317        190,000   SH        DEFINED    1, 2     190,000
FORD MTR CO CAP TR II         PFD TR CV6.5%     345395206  81,084      2,927,500  PRN        DEFINED    1, 2   2,927,500
FREMONT GEN CORP              COM               357288109   2,378        128,100   SH        DEFINED    1, 2     128,100
G & K SVCS INC                CL A              361268105     720         20,989   SH        DEFINED    1, 2      20,989
GENERAL MTRS CORP             DEB SR CV C 33    370442717 195,402      9,702,200  PRN        DEFINED    1, 2   9,702,200
GENERAL MTRS CORP             DEB SR CONV B     370442733 105,235      5,760,000  PRN        DEFINED    1, 2   5,760,000
GENERAL MTRS CORP             DEB SR CONV A     370442741  74,551      3,106,300  PRN        DEFINED    1, 2   3,106,300
GRAPHIC PACKAGING CORP DEL    COM               388688103     152         40,000   SH        DEFINED    1, 2      40,000
GRIFFON CORP                  COM               398433102     535         20,480   SH        DEFINED    1, 2      20,480
GUITAR CTR MGMT INC           COM               402040109     897         20,165   SH        DEFINED    1, 2      20,165
HALLIBURTON CO                NOTE 3.125% 7/1   406216AM3  50,034     25,000,000  PRN        DEFINED    1, 2  25,000,000
HARMAN INTL INDS INC          COM               413086109   1,341         15,703   SH        DEFINED    1, 2      15,703
HARRAHS ENTMT INC             COM               413619107     728         10,229   SH        DEFINED    1, 2      10,229
HARRIS INTERACTIVE INC        COM               414549105     847        148,630   SH        DEFINED    1, 2     148,630
HAYES LEMMERZ INTL INC        COM NEW           420781304  11,221      3,539,734   SH        DEFINED    1, 2   3,539,734
HUDSON CITY BANCORP           COM               443683107     533         40,000   SH        DEFINED    1, 2      40,000
HYPERCOM CORP                 COM               44913M105   1,725        184,505   SH        DEFINED    1, 2     184,505
ITC DELTACOM INC              COM PAR 0.01      45031T872     556        409,128   SH        DEFINED    1, 2     409,128
INTEL CORP                    SDCV 2.950% 12/1  458140AD2     706        850,000  PRN        DEFINED    1, 2     850,000
ISHARES TR                    NASDQ BIO INDX    464287556   1,156         15,903   SH        DEFINED    1, 2      15,903
I2 TECHNOLOGIES INC           COM NEW           465754208  16,095      1,270,328   SH        DEFINED    1, 2   1,270,328
IPC HLDGS LTD                 ORD               G4933P101   2,158         87,500   SH        DEFINED    1, 2      87,500
JP MORGAN CHASE & CO          COM               46625H100   1,160         27,619   SH        DEFINED    1, 2      27,619
JETBLUE AWYS CORP             COM               477143101     750         61,800   SH        DEFINED    1, 2      61,800
LEGG MASON INC                COM               524901105   1,454         14,615   SH        DEFINED    1, 2      14,615
LEVEL 3 COMMUNICATIONS INC    NOTE 5.250% 12/1  52729NBF6  26,708     21,000,000  PRN        DEFINED    1, 2  21,000,000
MAPINFO CORP                  COM               565105103     542         41,530   SH        DEFINED    1, 2      41,530
MARTIN MARIETTA MATLS INC     COM               573284106     923         10,122   SH        DEFINED    1, 2      10,122
MCGRATH RENTCORP              COM               580589109   1,067         38,365   SH        DEFINED    1, 2      38,365
MERRILL LYNCH & CO INC        COM               590188108   1,579         22,700   SH        DEFINED    1, 2      22,700
METHANEX CORP                 COM               59151K108   5,646        266,550   SH        DEFINED    1, 2     266,550
MICROS SYS INC                COM               594901100   1,147         26,254   SH        DEFINED    1, 2      26,254
MICROSOFT CORP                COM               594918104     953         40,900   SH        DEFINED    1, 2      40,900
MONTPELIER RE HOLDINGS LTD    SHS               G62185106   2,075        120,000   SH        DEFINED    1, 2     120,000
MUELLER WTR PRODS INC         COM SER A         624758108     305         17,501   SH        DEFINED    1, 2      17,501
NATIONAL R V HLDGS INC        COM               637277104   1,893        349,900   SH        DEFINED    1, 2     349,900
OMNICOM GROUP INC             NOTE 7/3          681919AM8  49,813     50,000,000  PRN        DEFINED    1, 2  50,000,000
PNC FINL SVCS GROUP INC       COM               693475105   1,116         15,900   SH        DEFINED    1, 2      15,900
PARLUX FRAGRANCES INC         COM               701645103     298         30,745   SH        DEFINED    1, 2      30,745
PEABODY ENERGY CORP           COM               704549104   1,879         33,700   SH        DEFINED    1, 2      33,700
PETROLEO BRASILEIRO SA PETRO  SPONSORED ADR     71654V408     447          5,000   SH        DEFINED    1, 2       5,000
PETSMART INC                  COM               716768106     666         26,015   SH        DEFINED    1, 2      26,015
PIKE ELEC CORP                COM               721283109     328         17,031   SH        DEFINED    1, 2      17,031
QUALCOMM INC                  COM               747525103     451         11,258   SH        DEFINED    1, 2      11,258
REGAL ENTMT GROUP             CL A              758766109   1,024         50,371   SH        DEFINED    1, 2      50,371
RENAISSANCERE HOLDINGS LTD    COM               G7496G103     363          7,500   SH        DEFINED    1, 2       7,500
RES-CARE INC                  COM               760943100  20,821      1,041,074   SH        DEFINED    1, 2   1,041,074
ROYAL CARIBBEAN CRUISES LTD   NOTE 5/1          780153AM4  66,338    110,700,000  PRN        DEFINED    1, 2 110,700,000
SCIENTIFIC GAMES CORP         CL A              80874P109   1,864         52,318   SH        DEFINED    1, 2      52,318
SELECT SECTOR SPDR TR         SBI INT-ENERGY    81369Y506     208          3,659   SH        DEFINED    1, 2       3,659
SPECTRUM BRANDS INC           COM               84762L105     489         37,840   SH        DEFINED    1, 2      37,840
STREETTRACKS SER TR           SPDR HOMEBUILD    86330E745   9,932        292,300   SH        DEFINED    1, 2     292,300
SUNTRUST BKS INC              COM               867914103   1,129         14,800   SH        DEFINED    1, 2      14,800
SUPERVALU INC                 COM               868536103     646         21,048   SH        DEFINED    1, 2      21,048
TD AMERITRADE HLDG CORP       COM               87236Y108     370         25,000   SH        DEFINED    1, 2      25,000
TENET HEALTHCARE CORP         COM               88033G100     698        100,000   SH        DEFINED    1, 2     100,000
TESORO CORP                   COM               881609101   7,324         98,500   SH        DEFINED    1, 2      98,500
TIDEWATER INC                 COM               886423102     243          4,939   SH        DEFINED    1, 2       4,939
TITAN INTL INC ILL            COM               88830M102   1,774         94,800   SH        DEFINED    1, 2      94,800
ULTRA PETROLEUM CORP          COM               903914109     207          3,500   SH        DEFINED    1, 2       3,500
UNITEDHEALTH GROUP INC        COM               91324P102     614         13,717   SH        DEFINED    1, 2      13,717
UTILITIES HOLDRS TR           DEPOSITRY RCPT    918019100     399          3,400   SH        DEFINED    1, 2       3,400
VIASYS HEALTHCARE INC         COM NEW           92553Q209     218          8,514   SH        DEFINED    1, 2       8,514
VISTEON CORP                  COM               92839U107   1,204        167,000   SH        DEFINED    1, 2     167,000
WALTER INDS INC               COM               93317Q105   2,695         46,740   SH        DEFINED    1, 2      46,740
WASHINGTON MUT INC            COM               939322103     656         14,400   SH        DEFINED    1, 2      14,400
WILLIAMS SCOTSMAN INTL INC    COM               96950G102     345         15,805   SH        DEFINED    1, 2      15,805